Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table	The following table provides the information required for our NEOs for each of the fiscal years ended
December 31, 2024, December 31, 2023, December 31, 2022, December 31, 2021, and December 31,
2020, along with the financial information required to be disclosed for each fiscal year:

Year	Kevin P. Riley		James A. Reuter		Average Summary Comp- ensation Table Total for non- PEO NEOs ($)(2)	Average Summary Comp- ensation Actually Paid to non-PEO NEOs ($)(2)(3)	Value of Initial Fixed $100 Investment Based On:		Net Income (in $M) ($)	Comp- ensation Adjusted ROAE ($)(4)
	Summary Comp- ensation Table Total for PEO ($)(1)	Comp- ensation Actually Paid to PEO ($)(1)(3)	Summary Comp- ensation Table Total for PEO ($)(1)	Comp- ensation Actually Paid to PEO ($)(1)(3)			Company Total Shareholder Return ($)	KBW Regional Banking Index Total Shareholder Return ($)
(a)	(b)	(c)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	4,870,569	4,324,053	2,540,806	2,689,115	1,278,512	1,234,476	102.07	130.91	226.0	9.04
2023	3,384,896	1,951,042	—	—	835,999	550,266	90.37	115.64	257.5	11.68
2022	4,617,084	4,215,324	—	—	1,482,037	1,343,374	106.06	116.11	202.2	11.75
2021	3,201,243	2,342,207	—	—	928,135	733,189	106.90	124.75	192.1	13.19
2020	2,939,173	3,641,663	—	—	1,260,013	1,454,331	103.20	91.29	161.2	10.65
(1) For the year ended December 31, 2024, Kevin P. Riley served as our PEO until November 1, 2024 when James A. Reuter became our President and CEO. Kevin P. Riley was the PEO for each of the years ended December 31, 2023, 2022, 2021, and
2020.
(2) For the year ended December 31, 2024, the non-PEO NEOs were Marcy D. Mutch, Lorrie F. Asker, Kirk D. Jensen, and
Kristina R. Robbins. For the year ended December 31, 2023, the non-PEO NEOs were Marcy D. Mutch, Kirk D. Jensen, Lorrie
F. Asker, Kristina R. Robbins, Ashley Hayslip, and Scott E. Erkonen. For the year ended December 31, 2022, the non-PEO
NEOs were Marcy D. Mutch, Jodi Delahunt Hubbell, Kirk D. Jensen, Karlyn M. Knieriem, Scott E. Erkonen, and Russell A.
Lee. For the year ended December 31, 2021, the non-PEO NEOs were Marcy D. Mutch, Jodi Delahunt Hubbell, Russell A.
Lee, and Kirk D. Jensen. For the year ended December 31, 2020, the non-PEO NEOs were Marcy D. Mutch, Jodi Delahunt
Hubbell, Russell A. Lee, and Renee L. Newman.
(3) Adjustments to total compensation in the Summary Compensation Table (“SCT”), reported in columns (b) and (d), to calculate CAP, reported in columns (c) and (e) for 2024, include:

	PEO: Kevin P. Riley	PEO: James A. Reuter	Average Other NEOs
	2024 ($)	2024 ($)	2024 ($)
Summary Compensation Total	4,870,569	2,540,806	1,278,512
'- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(2,407,319)	(2,117,821)	(458,314)
'+ Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	2,857,344	2,266,130	543,996
'+ Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	(898,465)	—	(114,869)
'+ Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—
'+ Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(98,076)	—	(14,849)
'- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—
'+ Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	—	—	—
Compensation Actually Paid	4,324,053	2,689,115	1,234,476
a.The methodologies used for determining the fair values shown in the table are materially consistent with those used to determine the fair values disclosed as of the grant date for each award.
(4) Compensation Adjusted ROAE is a non-GAAP financial measure that is one of the most important financial performance measures used by our Compensation Committee to link compensation actually paid to our NEOs for their performance in
2024 to the Company’s performance during 2024 and is calculated as net income before income tax, plus investment security loss, plus or minus the below identified items of pre-tax revenue and expense deemed by S&P Capital IQ to be nonrecurring, divided by average common stockholders’ equity ($ in millions): (i) net income of $226.0, plus provision for income tax of $68.5, minus net gains on disposition of premises and equipment of $4.7, plus FDIC special assessment of $1.5 and CEO retirement costs of $3.8; divided by (ii) average common stockholders’ equity of $3,266.0.

Non-PEO NEO Average Total Compensation Amount	[1]	$ 1,278,512	$ 835,999	$ 1,482,037	$ 928,135	$ 1,260,013
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2]	$ 1,234,476	550,266	1,343,374	733,189	1,454,331
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table	In the Company’s assessment, the most important financial performance measures used to link compensation actually paid to our NEOs, for the most recently completed fiscal year, to the Company’s performance were:

•Total Shareholder Return
•Compensation Adjusted Return on Average Common Stockholders’ Equity
•Adjusted PPNR per Share
•Adjusted Non-Interest Expenses/Total Average Assets
•Non-Performing Assets/Total Assets

Total Shareholder Return Amount		$ 102.07	90.37	106.06	106.90	103.20
Peer Group Total Shareholder Return Amount		130.91	115.64	116.11	124.75	91.29
Net Income (Loss)		$ 226,000,000.0	$ 257,500,000	$ 202,200,000	$ 192,100,000	$ 161,200,000
Company Selected Measure Amount		9.04	11.68	11.75	13.19	10.65
Measure:: 1
Pay vs Performance Disclosure
Name		•Total Shareholder Return
Measure:: 2
Pay vs Performance Disclosure
Name		•Compensation Adjusted Return on Average Common Stockholders’ Equity
Measure:: 3
Pay vs Performance Disclosure
Name		•Adjusted PPNR per Share
Measure:: 4
Pay vs Performance Disclosure
Name		•Adjusted Non-Interest Expenses/Total Average Assets
Measure:: 5
Pay vs Performance Disclosure
Name		•Non-Performing Assets/Total Assets
Kevin Riley [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[3]	$ 4,870,569	$ 3,384,896	$ 4,617,084	$ 3,201,243	$ 2,939,173
PEO Actually Paid Compensation Amount	[2],[3]	$ 4,324,053	1,951,042	4,215,324	2,342,207	3,641,663
PEO Name		Kevin P. Riley
James Reuter [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[3]	$ 2,540,806	0	0	0	0
PEO Actually Paid Compensation Amount	[2],[3]	$ 2,689,115	$ 0	$ 0	$ 0	$ 0
PEO Name		James A. Reuter
PEO | Kevin Riley [Member] | Grant Date Fair Value of Option Awards and Stock Awards Granted in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (2,407,319)
PEO | Kevin Riley [Member] | Fair Value at Year End of Outstanding and Unvested Option and Stock Awards Granted in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,857,344
PEO | Kevin Riley [Member] | Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Year Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(898,465)
PEO | Kevin Riley [Member] | Fair Value at Vesting of Option and Stock Awards Granted in Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Kevin Riley [Member] | Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions were Satisfied During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(98,076)
PEO | Kevin Riley [Member] | Fair Value at Fiscal Year End of Outstanding and Unvested Option and Stock Awards Granted in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Kevin Riley [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | James Reuter [Member] | Grant Date Fair Value of Option Awards and Stock Awards Granted in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,117,821)
PEO | James Reuter [Member] | Fair Value at Year End of Outstanding and Unvested Option and Stock Awards Granted in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,266,130
PEO | James Reuter [Member] | Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Year Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | James Reuter [Member] | Fair Value at Vesting of Option and Stock Awards Granted in Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | James Reuter [Member] | Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions were Satisfied During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | James Reuter [Member] | Fair Value at Fiscal Year End of Outstanding and Unvested Option and Stock Awards Granted in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | James Reuter [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Grant Date Fair Value of Option Awards and Stock Awards Granted in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(458,314)
Non-PEO NEO | Fair Value at Year End of Outstanding and Unvested Option and Stock Awards Granted in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		543,996
Non-PEO NEO | Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Year Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(114,869)
Non-PEO NEO | Fair Value at Vesting of Option and Stock Awards Granted in Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions were Satisfied During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(14,849)
Non-PEO NEO | Fair Value at Fiscal Year End of Outstanding and Unvested Option and Stock Awards Granted in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0

[1]	(2) For the year ended December 31, 2024, the non-PEO NEOs were Marcy D. Mutch, Lorrie F. Asker, Kirk D. Jensen, and
Kristina R. Robbins. For the year ended December 31, 2023, the non-PEO NEOs were Marcy D. Mutch, Kirk D. Jensen, Lorrie
F. Asker, Kristina R. Robbins, Ashley Hayslip, and Scott E. Erkonen. For the year ended December 31, 2022, the non-PEO
NEOs were Marcy D. Mutch, Jodi Delahunt Hubbell, Kirk D. Jensen, Karlyn M. Knieriem, Scott E. Erkonen, and Russell A.
Lee. For the year ended December 31, 2021, the non-PEO NEOs were Marcy D. Mutch, Jodi Delahunt Hubbell, Russell A.
Lee, and Kirk D. Jensen. For the year ended December 31, 2020, the non-PEO NEOs were Marcy D. Mutch, Jodi Delahunt
Hubbell, Russell A. Lee, and Renee L. Newman.

[2]	(3) Adjustments to total compensation in the Summary Compensation Table (“SCT”), reported in columns (b) and (d), to calculate CAP, reported in columns (c) and (e) for 2024, include:
[3]	(1) For the year ended December 31, 2024, Kevin P. Riley served as our PEO until November 1, 2024 when James A. Reuter became our President and CEO. Kevin P. Riley was the PEO for each of the years ended December 31, 2023, 2022, 2021, and
2020.